Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2024
Vessels, Net [Abstract]
Vessels, Net
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2024	December 31, 2023
Cost:
Beginning balance:	112,375	38,769
- Additions	46,421	95,051
- Disposals	(19,753)	(21,445)
- Transfer to “Vessel held for sale”	(18,500)	-
Ending balance:	120,543	112,375

Accumulated depreciation:
Beginning balance:	(7,556)	(1,257)
- Depreciation for the period	(7,982)	(7,101)
- Disposals	1,486	802
- Transfer to “Vessel held for sale”	4,098	-
Ending balance:	(9,954)	(7,556)

Net book value	110,589	104,819